Derivative Financial Instruments (Protection Sold Through Credit Default Swaps) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2018	Mar. 31, 2018
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		¥ 549,578	¥ 688,151
Maximum potential/Notional amount, Expiring in 1-5 years		2,391,509	2,177,736
Maximum potential/Notional amount, Expiring over 5 years		136,077	135,513
Maximum potential/Notional amount, Total		3,077,164	3,001,400
Credit derivative (asset) liability at fair value	[1]	(41,683)	(61,212)
Protection sold [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		549,578	688,151
Maximum potential/Notional amount, Expiring in 1-5 years		2,312,010	2,103,368
Maximum potential/Notional amount, Expiring over 5 years		136,077	135,513
Maximum potential/Notional amount, Total		2,997,665	2,927,032
Credit derivative (asset) liability at fair value	[1]	(46,998)	(61,188)
Protection sold [Member] | Single Name Credit Default Swaps [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		501,126	608,712
Maximum potential/Notional amount, Expiring in 1-5 years		1,671,806	1,504,191
Maximum potential/Notional amount, Expiring over 5 years		125,444	89,869
Maximum potential/Notional amount, Total		2,298,376	2,202,772
Credit derivative (asset) liability at fair value	[1]	(32,433)	(36,812)
Protection sold [Member] | Single Name Credit Default Swaps [Member] | Investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	[2]	365,541	440,610
Maximum potential/Notional amount, Expiring in 1-5 years	[2]	1,392,067	1,199,269
Maximum potential/Notional amount, Expiring over 5 years	[2]	119,690	85,094
Maximum potential/Notional amount, Total	[2]	1,877,298	1,724,973
Credit derivative (asset) liability at fair value	[1],[2]	(31,119)	(33,389)
Protection sold [Member] | Single Name Credit Default Swaps [Member] | Non-investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		135,585	168,102
Maximum potential/Notional amount, Expiring in 1-5 years		275,649	259,497
Maximum potential/Notional amount, Expiring over 5 years		5,754	4,775
Maximum potential/Notional amount, Total		416,988	432,374
Credit derivative (asset) liability at fair value	[1]	(1,295)	(3,431)
Protection sold [Member] | Single Name Credit Default Swaps [Member] | Not Rated [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less
Maximum potential/Notional amount, Expiring in 1-5 years		4,090	45,425
Maximum potential/Notional amount, Expiring over 5 years
Maximum potential/Notional amount, Total		4,090	45,425
Credit derivative (asset) liability at fair value	[1]	(19)	8
Protection sold [Member] | Index and Basket Credit Default Swaps Sold [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		48,452	79,439
Maximum potential/Notional amount, Expiring in 1-5 years		640,204	599,177
Maximum potential/Notional amount, Expiring over 5 years		10,633	45,644
Maximum potential/Notional amount, Total		699,289	724,260
Credit derivative (asset) liability at fair value	[1]	(14,565)	(24,376)
Protection sold [Member] | Index and Basket Credit Default Swaps Sold [Member] | BK [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		7,000	10,000
Maximum potential/Notional amount, Expiring in 1-5 years		253,642	201,226
Maximum potential/Notional amount, Expiring over 5 years			37,781
Maximum potential/Notional amount, Total		260,642	249,007
Credit derivative (asset) liability at fair value	[1]	(4,568)	(4,692)
Protection sold [Member] | Index and Basket Credit Default Swaps Sold [Member] | BK [Member] | Investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	[2]	7,000	3,000
Maximum potential/Notional amount, Expiring in 1-5 years	[2]	150,293	118,359
Maximum potential/Notional amount, Expiring over 5 years	[2]		37,781
Maximum potential/Notional amount, Total	[2]	157,293	159,140
Credit derivative (asset) liability at fair value	[1],[2]	(2,966)	(3,381)
Protection sold [Member] | Index and Basket Credit Default Swaps Sold [Member] | BK [Member] | Non-investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less			7,000
Maximum potential/Notional amount, Expiring in 1-5 years		103,349	82,867
Maximum potential/Notional amount, Expiring over 5 years
Maximum potential/Notional amount, Total		103,349	89,867
Credit derivative (asset) liability at fair value	[1]	(1,602)	(1,311)
Protection sold [Member] | Index and Basket Credit Default Swaps Sold [Member] | SCHD [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		41,452	69,439
Maximum potential/Notional amount, Expiring in 1-5 years		386,562	397,951
Maximum potential/Notional amount, Expiring over 5 years		10,633	7,863
Maximum potential/Notional amount, Total		438,647	475,253
Credit derivative (asset) liability at fair value	[1]	(9,997)	(19,684)
Protection sold [Member] | Index and Basket Credit Default Swaps Sold [Member] | SCHD [Member] | Investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	[2]	28,030	15,000
Maximum potential/Notional amount, Expiring in 1-5 years	[2]	177,690	108,000
Maximum potential/Notional amount, Expiring over 5 years	[2]	8,869	6,000
Maximum potential/Notional amount, Total	[2]	214,589	129,000
Credit derivative (asset) liability at fair value	[1],[2]	(4,136)	(2,641)
Protection sold [Member] | Index and Basket Credit Default Swaps Sold [Member] | SCHD [Member] | Non-investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less			12,000
Maximum potential/Notional amount, Expiring in 1-5 years			29,000
Maximum potential/Notional amount, Expiring over 5 years
Maximum potential/Notional amount, Total			41,000
Credit derivative (asset) liability at fair value	[1]		(749)
Protection sold [Member] | Index and Basket Credit Default Swaps Sold [Member] | SCHD [Member] | Not Rated [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		13,422	42,439
Maximum potential/Notional amount, Expiring in 1-5 years		208,872	260,951
Maximum potential/Notional amount, Expiring over 5 years		1,764	1,863
Maximum potential/Notional amount, Total		224,058	305,253
Credit derivative (asset) liability at fair value	[1]	(5,861)	(16,294)
Other Credit Derivatives Sold [Member] | Investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	[3]
Maximum potential/Notional amount, Expiring in 1-5 years	[3]	79,499	74,368
Maximum potential/Notional amount, Expiring over 5 years	[3]
Maximum potential/Notional amount, Total	[3]	79,499	74,368
Credit derivative (asset) liability at fair value	[1],[3]	¥ 5,315	¥ (24)

[1]	Fair value amounts are shown on a gross basis prior to cash collateral or counterparty netting.
[2]	The MUFG Group considers ratings of Baa3/BBB- or higher to meet the definition of investment grade.
[3]	Other credit derivatives primarily consist of total return swaps.